Commitments and Contingent Liabilities - Narrative (Details) $ / shares in Units, $ in Thousands			8 Months Ended	12 Months Ended
	May 06, 2024 shares	May 03, 2024 USD ($) $ / shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Feb. 24, 2025 USD ($) $ / shares
Investment Owned, Balance [Abstract]
Proceeds from sales of equity securities at fair value | $				$ 2,685	$ 0	$ 0
VISA Class A Common Stock
Investment Owned, Balance [Abstract]
Current conversion ratio				1.543
VISA Class A Common Stock | Subsequent Event
Investment Owned, Balance [Abstract]
Closing price (in dollars per share) | $ / shares							$ 349.86
VISA Class B-1 Common Stock
Investment Owned, Balance [Abstract]
Number of shares owned (in shares)			6,283	6,283
VISA Class B-1 Common Stock | Subsequent Event
Investment Owned, Balance [Abstract]
Current value of shares owned | $							$ 3,400
Visa | Common Stock, Class B-1
Investment Owned, Balance [Abstract]
Number of shares owned (in shares)	12,566
Visa | Common Stock, Class C
Investment Owned, Balance [Abstract]
Number of shares owned (in shares)			0	0
Exchange offer, shares received (in shares)	2,493
Exchange offer, conversion ratio, non-affiliated holder (in shares)	4
Gain on sale of investments | $		$ 2,677
Investment sold (in shares)			2,493
Proceeds from sales of equity securities at fair value | $			$ 2,685
Visa | Common Stock, Class A
Investment Owned, Balance [Abstract]
Closing price (in dollars per share) | $ / shares		$ 268.49
Minimum | Standby letters of credit
Fair Value, Off-Balance Sheet Risks, Disclosure Information [Abstract]
Variable interest rate			1.00%	1.00%
Maximum | Standby letters of credit
Fair Value, Off-Balance Sheet Risks, Disclosure Information [Abstract]
Variable interest rate			13.50%	13.50%